Financial Instruments (Schedule of Gain/Loss Related to Derivative Instruments) (Details) - USD ($) $ in Millions		12 Months Ended
		Sep. 30, 2016	Sep. 30, 2015
Cash Flow Hedging [Member]
Derivative [Line Items]
Net gain (loss) recognized in OCI (effective portion)		$ 13.7	$ (35.0)
Net (gain) loss reclassified from OCI to sales/cost of sales (effective portion)		0.2	0.6
Net (gain) loss reclassified from OCI to other income (expense), net (effective portion)		(46.0)	15.4
Net (gain) loss reclassified from OCI to interest expense (effective portion)		10.0	3.3
Net (gain) loss reclassified from OCI to other income (expense), net (ineffective portion)		(0.2)	1.5
Cash Flow Hedging [Member] | Forward Exchange Contracts [Member]
Derivative [Line Items]
Net gain (loss) recognized in OCI (effective portion)		10.5	(44.9)
Net (gain) loss reclassified from OCI to sales/cost of sales (effective portion)		0.2	0.6
Net (gain) loss reclassified from OCI to other income (expense), net (effective portion)		(25.7)	35.6
Net (gain) loss reclassified from OCI to interest expense (effective portion)		6.7	0.7
Net (gain) loss reclassified from OCI to other income (expense), net (ineffective portion)		(0.2)	1.5
Cash Flow Hedging [Member] | Other Contract [Member]
Derivative [Line Items]
Net gain (loss) recognized in OCI (effective portion)	[1]	3.2	9.9
Net (gain) loss reclassified from OCI to sales/cost of sales (effective portion)	[1]	0.0	0.0
Net (gain) loss reclassified from OCI to other income (expense), net (effective portion)	[1]	(20.3)	(20.2)
Net (gain) loss reclassified from OCI to interest expense (effective portion)	[1]	3.3	2.6
Net (gain) loss reclassified from OCI to other income (expense), net (ineffective portion)	[1]	0.0	0.0
Fair Value Hedges [Member]
Derivative [Line Items]
Net (gain) loss recognized in interest expense	[2]	(8.8)	9.9
Fair Value Hedges [Member] | Forward Exchange Contracts [Member]
Derivative [Line Items]
Net (gain) loss recognized in interest expense	[2]	0.0	0.0
Fair Value Hedges [Member] | Other Contract [Member]
Derivative [Line Items]
Net (gain) loss recognized in interest expense	[1],[2]	(8.8)	9.9
Net Investment Hedges [Member]
Derivative [Line Items]
Net gain (loss) recognized in OCI		42.8	201.0
Net Investment Hedges [Member] | Forward Exchange Contracts [Member]
Derivative [Line Items]
Net gain (loss) recognized in OCI		17.4	60.1
Net Investment Hedges [Member] | Foreign Currency Debt [Member]
Derivative [Line Items]
Net gain (loss) recognized in OCI		(9.6)	91.4
Net Investment Hedges [Member] | Other Contract [Member]
Derivative [Line Items]
Net gain (loss) recognized in OCI	[1]	35.0	49.5
Hedges Not Designated [Member]
Derivative [Line Items]
Net gain (loss) recognized in net income (loss)	[3]	(3.4)	(8.6)
Hedges Not Designated [Member] | Forward Exchange Contracts [Member]
Derivative [Line Items]
Net gain (loss) recognized in net income (loss)	[3]	(1.8)	(9.2)
Hedges Not Designated [Member] | Other Contract [Member]
Derivative [Line Items]
Net gain (loss) recognized in net income (loss)	[1],[3]	$ (1.6)	$ 0.6

[1]	Other includes the impact on other comprehensive income (OCI) and earnings primarily related to interest rate and cross currency interest rate swaps.
[2]	The impact of fair value hedges noted above was largely offset by recognized gains and losses resulting from the impact of changes in related interest rates on outstanding debt.
[3]	The impact of the non-designated hedges noted above was largely offset by recognized gains and losses resulting from the impact of changes in exchange rates on assets and liabilities denominated in nonfunctional currencies.